OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

January 2, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Capital Income Fund (the "Registrant")

           Reg. No. 2-33043; File No. 811-1512

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 64 to the Registrant's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 23, 2008.

                                                                                    Sincerely,

                                                                                    /s/ Mitchell J. Lindauer

                                                                                    Mitchell J. Lindauer

Vice President and Assistant General Counsel

            212-323-0254

                                                                             mlindauer@oppenheimerfunds.com

cc:  Bell, Boyd & Lloyd LLC

      Gloria LaFond
      Nancy S. Vann